Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2018
Trading Portfolio
Trading portfolio
	Trading portfolio assets		Trading portfolio liabilities
	2018	2017	2018	2017
	£m	£m	£m	£m
Debt securities and other eligible bills	57,283	51,200	(25,394)	(29,045)
Equity securities	39,565	59,338	(12,488)	(8,306)
Traded loans	7,234	3,140	-	-
Commodities	105	82	-	-
Trading portfolio assets/(liabilities)	104,187	113,760	(37,882)	(37,351)